Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]	$ 8,320
Short-Term Investments		94,696
Long-Term Investments		54,816
Total Financial Liabilities		36,736	$ 8,101
Money market funds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]	5,868
Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]	647
Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]	1,805
U.S. treasuries [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		3,408
Long-Term Investments		2,196
Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		71,349
Long-Term Investments		42,457
Asset-backed security and other [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		2,551
Long-Term Investments		5,410
Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		16,387
Long-Term Investments		3,753
Certificate of Deposit [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		1,001
Long-Term Investments		1,000
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]	5,868
Short-Term Investments		3,408
Long-Term Investments		2,196
Total Financial Liabilities		7,356
Level 1 [Member] | Money market funds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]	5,868
Level 1 [Member] | Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]
Level 1 [Member] | Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]
Level 1 [Member] | U.S. treasuries [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		3,408
Long-Term Investments		2,196
Level 1 [Member] | Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Level 1 [Member] | Asset-backed security and other [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Level 1 [Member] | Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Level 1 [Member] | Certificate of Deposit [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]	2,452
Short-Term Investments		91,288
Long-Term Investments		52,620
Total Financial Liabilities		140
Level 2 [Member] | Money market funds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]
Level 2 [Member] | Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]	647
Level 2 [Member] | Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]	1,805
Level 2 [Member] | U.S. treasuries [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Level 2 [Member] | Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		71,349
Long-Term Investments		42,457
Level 2 [Member] | Asset-backed security and other [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		2,551
Long-Term Investments		5,410
Level 2 [Member] | Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		16,387
Long-Term Investments		3,753
Level 2 [Member] | Certificate of Deposit [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		1,001
Long-Term Investments		1,000
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]
Short-Term Investments
Long-Term Investments
Total Financial Liabilities		29,240	8,101
Level 3 [Member] | Money market funds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]
Level 3 [Member] | Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]
Level 3 [Member] | Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[1]
Level 3 [Member] | U.S. treasuries [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Level 3 [Member] | Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Level 3 [Member] | Asset-backed security and other [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Level 3 [Member] | Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Level 3 [Member] | Certificate of Deposit [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Derivative liability on convertible notes [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities			6,394
Derivative liability on convertible notes [Member] | Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Derivative liability on convertible notes [Member] | Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Derivative liability on convertible notes [Member] | Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities			6,394
Legacy Xos Preferred Stock Warrant [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities			1,707
Legacy Xos Preferred Stock Warrant [Member] | Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Legacy Xos Preferred Stock Warrant [Member] | Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Legacy Xos Preferred Stock Warrant [Member] | Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities			$ 1,707
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		140
Private Placement Warrants [Member] | Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Private Placement Warrants [Member] | Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		140
Private Placement Warrants [Member] | Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		7,356
Public Warrants [Member] | Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		7,356
Public Warrants [Member] | Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Public Warrants [Member] | Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Contingent Earn-out Shares liability [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		29,240
Contingent Earn-out Shares liability [Member] | Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Contingent Earn-out Shares liability [Member] | Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Contingent Earn-out Shares liability [Member] | Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		$ 29,240

[1]	Included in total cash and cash equivalents on the Consolidated Balance Sheets.